Share-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

NOTE 10 – SHARE-BASED COMPENSATION

Stock Awards

The Company granted restricted stock awards to certain employees in August 2012. The shares are restricted in transferability for a term of up to five years and are forfeited in the event the employee terminates employment prior to the lapse of the restriction. The awards generally vest ratably over a five-year period. During the three months ended September 30, 2013 and 2012, the Company recognized share-based compensation expense of $1,261 and $7,181, respectively, related to stock awards. During the three months ended September 30, 2013 there was no change to the 10,804 unvested shares.

Stock Options

In July 2013, the Company issued options to certain employees and directors to purchase 300,000 shares of common stock at an exercise price of $1.91 per share. In September 2013, the Company issued options to certain employees to purchase 229,999 shares of common stock at an exercise price of $2.20 per share. The options generally vest ratably over a five-year period.

During the three months ended September 30, 2013, the weighted average fair value per share of employee options granted was $1.26. The fair value of options granted was estimated on the date of grant using the Black-Scholes option pricing model, with the following assumptions for each issuance of options:

Three months ended September 30, 2013
Risk-Free Interest Rate	1.95% - 2.02%
Expected Term	6.5 years
Expected Volatility	64.60% - 64.91%
Expected Dividend Yield	0.00%

During the three months ended September 30, 2013 and 2012, the Company recognized share-based compensation expense related to stock options of $131,928 and $94,320, respectively. The following table summarizes activity under the plan for the three months ended September 30, 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life – Years	Aggregate Intrinsic Value
Outstanding as of June 30, 2013	5,255,781	$1.05	5.08 years	$5,110,000
Granted	529,999	2.04	10.00 years	—

Outstanding as of September 30, 2013	5,785,780	$0.88	5.37 years	$6,275,386

Exercisable as of September 30, 2013	3,662,932	$0.65	3.23 years	$5,715,131

NOTE 11 – SHARE-BASED COMPENSATION

The Company has two stock-based plans: the 2005 Stock Incentive Plan (“2005 Plan”) and the 2012 Stock Option and Performance Award Plan (“2012 Plan”). Each plan authorizes the granting of up to 5,000,000 shares of the Company’s common stock. The plans provide for the grant of stock options, stock appreciation rights, shares of restricted stock, RSUs, performance shares and performance units. Options are granted at exercise prices equal to the fair value of the common stock at the date of the grant and have a term of 10 years. Generally, grants under each plan vest 20% annually over a five year period from the date of grant.

Stock Awards

The Company granted restricted stock awards to certain employees in August 2012. The shares are restricted in transferability for a term of up to five years and are forfeited in the event the employee terminates employment prior to the lapse of the restriction. The awards generally vest ratably over a five year period. During the year ended June 30, 2013, the Company recognized share-based compensation expense of $10,963 related to stock awards. The following table summarizes stock award activity under the plan for the year ended June 30, 2013:

	Number of Shares	Weighted Average Grant- date Fair value
Balance, July 1, 2012	—	$—
Granted	15,565	1.65
Vested	(4,761)	1.65

Balance, June 30, 2013	10,804	$1.65

Stock Options

During the years ended June 30, 2013 and 2012, the Company recognized share-based compensation expense related to stock options of $358,388 and $225,991, respectively. The following table summarizes the activity under the plan:

	Year ended June 30, 2013		Year ended June 30, 2012
	Granted Shares	Weighted Average Exercise Price	Granted Shares	Weighted Average Exercise Price
Outstanding at beginning of year	4,873,174	$0.95	3,865,242	$0.58
Granted	746,688	1.80	1,094,278	2.25
Exercised	(70,000)	(0.18)	(20,130)	(0.28)
Forfeited	(294,081)	(1.68)	(66,216)	(0.58)

Outstanding at end of year	5,255,781	$1.05	4,873,174	$0.95

Exercisable at end of year	3,613,287	$0.65	3,261,834	$0.55

Non-vested at end of year	1,642,494	$1.88	1,611,340	$1.76

The fair value of each stock option grant is estimated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	Year ended June 30, 2013	Year ended June 30, 2012
Risk-Free Interest Rates	1.01%-1.35%	(0.82)%-(0.39)%
Expected Term	6.5yrs	6.5yrs
Expected Volatility	65.45%-68.49%	58.8%-71.8%
Expected Dividend Yield	0.00%	0.00%
Forfeiture Rate	0.00%	0.00%

As of June 30, 2013, the Company had approximately $1,709,000 of total unrecognized share-based compensation costs relating to unvested stock options which is expected to be recognized over a weighted average period of 2.59 years.

The following table summarizes outstanding and exercisable options by price range as of June 30, 2013:

					Exercisable Options
Exercise Prices	Number Outstanding as of June 30, 2013	Weighted Average Remaining Contractual Life-Years	Weighted Average Exercise Price	Aggregate Intrinsic Value as of June 30, 2013	Number Exercisable as of June 30, 2013	Weighted Average Remaining Contractual Life-Years	Weighted Average Exercise Price	Aggregate Intrinsic Value as of June 30, 2013
$0.00 - $0.24	461,000	5.01	$0.18	$816,170	421,000	4.96	$0.18	$745,370
$0.25 - $0.49	790,000	3.94	0.40	1,224,300	700,000	3.66	0.42	1,074,000
$0.50 - $0.74	1,216,100	2.67	0.52	1,737,935	1,200,553	2.61	0.52	1,716,947
$0.75 - $0.99	1,000,000	2.30	0.75	1,200,000	1,000,000	2.30	0.75	1,200,000
$1.00 - $1.24	10,000	3.22	1.01	9,400	10,000	3.22	1.01	9,400
$1.25 - $1.49	159,811	8.19	1.34	97,377	43,974	7.65	1.30	28,583
$1.50 - $1.74	33,991	9.37	1.53	14,276	—	—	—	—
$1.75 - $1.99	545,586	9.70	1.93	10,542	10,000	8.84	1.84	1,100
$2.00 - $2.24	271,322	8.77	2.11	—	54,299	8.77	2.11	—
$2.25 - $2.49	767,971	8.34	2.36	—	173,461	8.28	2.35	—

Total	5,255,781	5.08	$1.05	$5,110,000	3,613,287	3.45	$.65	$4,775,400